Offerings - Offering: 1	Jul. 09, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,650,000
Proposed Maximum Offering Price per Unit | $ / shares	0.6692
Maximum Aggregate Offering Price	$ 1,104,180.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 169.05
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.0001 per share (“Common Stock”), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act and based on the average of the high and low price of the Registrant’s shares of Common Stock as reported on The Nasdaq Stock Market on July 3, 2025.